Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 68.8	$ 14.4	$ 6.4
Fixed income securities - gross realizes (losses)	(1.8)	(7.3)	(11.4)
Net change in expected credit gains (losses)	0.4	0.0	0.0
Other-than-temporary impairments		0.0
Fixed income securities, trading - gross realized gains	18.2	34.3	4.6
Fixed income securities, trading, gross realizes (losses)	(3.8)	(2.6)	(25.0)
Equity securities - gross realized gains	0.0	0.0	94.5
Equity securities - gross realized (losses)	0.0	0.0	(20.1)
Catastrophe bonds	0.0	0.9	2.2
Net change in gross unrealized gains / (losses)	0.0	47.2	(112.1)
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	71.1	86.2	(64.7)
Change in available for sale net unrealized gain/(losses):
Fixed income securities	108.5	164.9	(81.3)
Income tax (expense)/benefit	(6.2)	(13.6)	4.8
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	102.3	151.3	(76.5)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.0	0.0	0.1
Fixed income securities, trading, gross realizes (losses)	0.0	0.0	(4.2)
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.5	0.1	0.3
Fixed income securities - gross realizes (losses)	(0.4)	(0.2)	(0.5)
Fixed income securities, trading - gross realized gains	0.2	0.0	1.5
Fixed income securities, trading, gross realizes (losses)	(0.3)	(0.3)	(0.3)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.0	0.2	0.0
Fixed income securities, trading, gross realizes (losses)	0.0	(0.2)	0.0
Net change in gross unrealized gains / (losses)	20.4	0.0	0.0
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.4)	(0.1)	(0.2)
Bene
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	0.0	(0.9)
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.3)	(0.2)	0.4
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Crop Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	8.6	0.0	0.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Bene
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	$ 1.8	$ 0.0	$ 0.0